Fees and Expenses - Miller Income Fund	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
The accompanying table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the funds managed by Miller Value Partners, LLC (“Miller Value Funds”). More information about these and other discounts is available from your financial intermediary (banks, brokers, dealers, insurance companies, investment advisors, financial consultants or advisors, mutual fund supermarkets and other financial intermediaries) (each called a “Financial Intermediary”), in this Prospectus on page 29 under the heading “Choosing a class of shares to buy,” in Appendix A to this Prospectus – Financial Intermediary Sales Charge Variations, and in the Fund’s statement of additional information (“SAI”) on page 49 under the heading “Sales Charge Waivers and Reductions.”
You may pay other fees, such as brokerage commissions and other fees to Financial Intermediaries, which are not reflected in the fee table and Example below. For example, if you purchase Class I shares or Class IS shares through a Financial Intermediary acting solely as an agent on behalf of its customers, that Financial Intermediary may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the funds managed by Miller Value Partners, LLC (“Miller Value Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same and you reinvest all distributions and dividends without a sales charge.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2025, was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	44.00%
Miller Income Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	There is no front-end sales charge on purchases of $1 million or more. There is a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem Class A shares within 18 months of purchases of $1 million or more. This CDSC is waived for certain investors as defined in the “More about Contingent Deferred Sales Charges” section on page 35.